Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
The results of operations and assets for these segments are reflected in the tables below. The comparative information for 2016 has been reclassified to conform with the composition of the reporting segments presented in the current year.

	Year ended December 31, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$231,152	$1,292,631	$—	$1,523,783
Fuel, power and water purchased	19,590	373,635	—	393,225
Net revenue	211,562	918,996	—	1,130,558
Operating expenses	66,851	394,260	—	461,111
Administrative expenses	15,992	33,037	611	49,640
Depreciation and amortization	79,183	171,111	1,020	251,314
Gain on foreign exchange	—	—	323	323
Operating income	49,536	320,588	(1,954)	368,170
Interest expense	36,646	97,698	21,478	155,822
Interest, dividend, equity and other income	(2,871)	(4,208)	(2,159)	(9,238)
Other expenses (gain)	1,713	(2,948)	47,689	46,454
Earnings (loss) before income taxes	$14,048	$230,046	$(68,962)	$175,132
Capital expenditures	157,695	407,408	—	565,103
Property, plant and equipment	$2,246,869	$4,023,479	$34,549	$6,304,897
Equity-method investees	29,710	2,220	337	32,267
Total assets	2,474,293	5,819,440	103,675	8,397,408

22.	Segmented information (continued)

	Year ended December 31, 2016
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$200,459	$622,545	$—	$823,004
Fuel and power purchased	15,988	204,245	—	220,233
Net revenue	184,471	418,300	—	602,771
Operating expenses	54,616	196,490	46	251,152
Administrative expenses	14,961	19,836	321	35,118
Depreciation and amortization	60,436	79,552	1,028	141,016
Gain on foreign exchange	—	—	(438)	(438)
Operating income	54,458	122,422	(957)	175,923
Interest expense	16,359	38,217	45,004	99,580
Interest, dividend and other income	41	(3,999)	(4,006)	(7,964)
Other expense (gain)	(11,111)	(8,701)	7,790	(12,022)
Earnings (loss) before income taxes	$49,169	$96,905	$(49,745)	$96,329
Capital expenditures	105,846	206,009	—	311,855
Property, plant and equipment	$1,828,656	$1,780,030	$33,179	$3,641,865
Equity-method investees	43,958	1,724	2,295	47,977
Total assets	2,064,238	4,013,580	66,038	6,143,856

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2017	2016
Revenue
Canada	$73,406	$75,857
United States	1,450,377	747,147
	$1,523,783	$823,004
Property, plant and equipment
Canada	$453,323	$415,783
United States	5,851,574	3,226,082
	$6,304,897	$3,641,865
Intangible assets
Canada	$27,624	$27,276
United States	23,479	21,125
	$51,103	$48,401